SUPPLEMENT DATED JULY 21, 2014
to

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2014
FOR FUTURITY CORPORATE VUL
AND SUN LIFE LARGE CASE VUL

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT G
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G)

1.
Effective immediately, the name of the company that issued your Policy has changed from Sun Life Assurance Company of Canada (U.S.) to Delaware Life Insurance Company. The name of the separate account supporting your Policy has been also changed, from Sun Life of Canada (U.S.) Variable Account G to Delaware Life Variable Account G.

As a result of the name changes, all references throughout the Statement of Additional Information to Sun Life Assurance Company of Canada (U.S.) are hereby deleted and replaced by Delaware Life Insurance Company and all references to Sun Life (U.S.) and Sun Life of Canada (U.S.) are hereby deleted and replaced by Delaware Life.

2.	The section in the Statement of Additional Information entitled “THE COMPANY AND THE VARIABLE ACCOUNT” is hereby deleted and replaced with the following:

THE COMPANY AND THE VARIABLE ACCOUNT

Delaware Life Holdings, LLC, a limited liability company incorporated under the laws of the State of Delaware on December 12, 2012, is the parent of Delaware Life. Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies:  Delaware Life Holdings, LLC, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

Sun Life Assurance Company of Canada (U.S) is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust.

3.	The brand name of your Policy has also been modified to remove Sun Life branding, as reflected in the following table:

Former Policy Name	New Policy Name

Sun Life Large Case VUL	Large Case VUL
Sun Life Corporate VUL	Corporate VUL

Please retain this supplement for future reference.

Variable Account G SAI 7/2014